Financial Istruments and Fair Value Disclosures - Marketable Securities Location of Gain / (Loss) Recognized (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Marketable securities - Realized Gain	$ (11,598)	$ 0
Net gain on marketable securities	11,598	3,113,306
Gain from marketable securities, net
Marketable securities - Initial measurement	0	3,113,306
Marketable securities - Realized Gain	$ 11,598	$ 0